Variable Interest Entities - Schedule of Assets and Liabilities of the Lessor VIE (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Cash, cash equivilents and restricted cash	$ 59,271	$ 66,130
Liabilities [Abstract]
Amounts due to related parties, current	(229)	(451)
Amounts due to related parties, non current	(61,219)	(68,055)
Variable Interest Entity, Primary Beneficiary [Member]
Assets [Abstract]
Cash, cash equivilents and restricted cash	215	796
Liabilities [Abstract]
Amounts due to related parties, current	(229)	(451)
Amounts due to related parties, non current	(61,361)	(68,206)
Due to Related Parties	$ (61,590)	$ (68,657)